Lease	12 Months Ended
Dec. 31, 2025
Lease [Abstract]
Lease

Note 17 —Lease

All of the Group’s leases are classified as operating leases and primarily consist of real estate leases for corporate offices and other facilities. As of December 31, 2025 and 2024, the weighted-average remaining lease term on these leases is approximately 1.83 and 1.39 years, respectively and the weighted-average discount rate used to measure the lease liabilities was approximately 2.50% and 3.63%, respectively. The Group’s lease agreements do not contain any residual value guarantees, restrictions or covenants. Cash paid for amounts included in the measurement of operating lease liabilities was approximately $102,000, $548,000 and $599,000 for the years ended December 31, 2025, 2024 and 2023, respectively.

For the year ended December 31, 2025, the Group early terminated two real estate leases for corporate offices and recorded impairment of right-of-use assets of $111,477 together with the derecognition of lease liabilities of $104,043. For the year ended December 31, 2025, the Company also entered into a new real estate lease for corporate offices and obtained right-of-use assets of $111,103.

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2025	2024
Operating lease right-of-use assets	$106,530	$205,532

Lease liability – current	$60,066	$152,134
Lease liability – noncurrent	51,213	55,582
Lease liability	$111,279	$207,716

For the years ended December 31, 2025, 2024 and 2023, the Group incurred operating lease expense of $106,715, $532,144 and $594,228, respectively.

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2025 to the present value of its operating lease payments:

As of December 31, 2025
For the year ending December 31,
2026	$62,162
2027	51,802
Total undiscounted operating lease payments	113,964
Less: imputed interest	(2,685)
Present value of operating lease liabilities	$111,279